Loss per share	12 Months Ended
Oct. 31, 2025
Earnings per share [abstract]
Loss per share [Text block]

17. Loss per share

Basic and diluted loss per share are calculated using the following numerators and denominators:

	2025	2024	2023
Numerator
Net loss attributable to common shareholders and used in computation of basic and diluted loss per share	$(668,749)	$(3,062,798)	$(2,691,670)

Denominator
Weighted average number of common shares for computation of basic and diluted loss per share	594,562,871	529,474,454	490,310,376

For the years ended October 31, 2025, 2024 and 2023, all stock options, warrants and conversion features were anti-dilutive and, therefore, are excluded from the calculation of diluted loss per share.